UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: 03/31/2011

Item 1. Schedule of Investments.

		Nicholas High Income Fund, Inc.
		Schedule of Investments (unaudited)
		AS OF: 03/31/2011

			VALUE
			-----------
NON	-CONVERTIBLE BONDS -- 87.88%
		Automotive - Parts & Equipment -- 1.93%
	500,000	American Axle & Manufacturing Holdings, Inc.
		144A restricted, 9.25%, 01/15/17	$ 555,000
	1,000,000	Goodyear Tire & Rubber Company (The) 10.50%, 05/15/16	1,120,000
	250,000	Visteon Corporation 144A restricted, 6.75%, 04/15/19	250,000
			-----------
			1,925,000
			-----------
		Banking -- 0.77%
	1,000,000	BAC Capital Trust XIV Fixed to Floating
		Rate Securities 5.63%, 12/31/49(1)	770,000
			-----------
		Basic Industry - Building Materials -- 0.26%
	250,000	Interline Brands, Inc. 7.00%, 11/15/18	256,250
			-----------
		Basic Industry - Chemicals -- 0.55%
	500,000	Huntsman International LLC 144A restricted, 8.625%, 03/15/21	545,000
			-----------
		Basic Industry - Forestry & Paper -- 2.67%
	1,000,000	Boise Paper Holdings, L.L.C. 8.00%, 04/01/20	1,080,000
	1,000,000	Cascades Inc. 7.75%, 12/15/17	1,056,250
	500,000	Potlatch Corporation 144A restricted, 7.50%, 11/01/19	530,000
			-----------
			2,666,250
			-----------
		Basic Industry - Metal/Mining Excluding Steel -- 1.56%
	1,500,000	FMG Resources Pty Ltd 144A restricted, 7.00% 11/01/15	1,556,250
			-----------
		Basic Industry - Steel Producers & Products -- 0.52%
	500,000	United States Steel Corporation 7.375%, 04/01/20	523,750
			-----------
		Capital Goods - Aerospace & Defense -- 2.37%
	2,250,000	ManTech International Corporation 7.25%, 04/15/18	2,362,500
			-----------
		Capital Goods - Diversified -- 4.46%
	500,000	Actuant Corporation 6.875%, 06/15/17	515,000
	500,000	American Railcar Industries, Inc. 7.50%, 03/01/14	508,750
	1,000,000	Coleman Cable, Inc. 9.00%, 02/15/18	1,052,500
	350,000	Mueller Water Products, Inc. 7.375%, 06/01/17	342,125
	1,000,000	Park-Ohio Industries, Inc. 144 restricted, 8.375%, 04/01/21	1,000,000
	1,000,000	Park-Ohio Industries, Inc. 8.375%, 11/15/14	1,030,420
			-----------
			4,448,795
			-----------
		Capital Goods - Machinery -- 0.44%
	405,000	Case Corporation 7.25%, 01/15/16	442,463
			-----------
		Capital Goods - Packaging -- 1.55%
	500,000	Berry Plastics Corporation 9.50%, 05/15/18	497,500
	1,000,000	Solo Cup Company 10.50%, 11/01/13	1,045,000
			-----------
			1,542,500
			-----------
		Consumer Cyclical - Apparel and Textiles -- 0.50%
	500,000	Levi Strauss & Co. 7.625%, 05/15/20	501,250
			-----------
		Consumer Cyclical - Department Stores -- 0.49%
	500,000	Sears Holdings Corporation 144A restricted, 6.625%, 10/15/18	485,000
			-----------
		Consumer Cyclical - Household & Leisure Products -- 0.26%
	225,000	Sealy Mattress Company 144A restricted, 10.875%, 04/15/16	254,812
			-----------
		Consumer Cyclical - Restaurants -- 4.83%
	1,000,000	CKE Restaurants, Inc. 11.375%, 07/15/18	1,102,500
	2,000,000	DineEquity, Inc. 144A restricted, 9.50%, 10/30/18	2,170,000
	1,000,000	NPC International, Inc. 9.50%, 05/01/14	1,022,500
	500,000	OSI Restaurant Partners, LLC 10.00%, 06/15/15	523,750
			-----------
			4,818,750
			-----------
		Consumer Cyclical - Specialty Retail -- 1.56%
	500,000	Pantry, Inc. (The) 7.75%, 02/15/14	501,875
	500,000	Toys "R" Us Property Company II, LLC 8.50%, 12/01/17	537,500
	500,000	United Auto Group, Inc. 7.75%, 12/15/16	516,875
			-----------
			1,556,250
			-----------
		Consumer Non-Cyclical - Beverage -- 2.28%
	500,000	Constellation Brands, Inc. 8.375%, 12/15/14	566,250
	1,600,000	Cott Beverages Inc. 8.375%, 11/15/17	1,708,000
			-----------
			2,274,250
			-----------
		Consumer Non-Cyclical - Food-Wholesale -- 3.08%
	500,000	Dean Foods Company 7.00%, 06/01/16	476,875
	500,000	Blue Merger Sub Inc. 144A restricted, 7.625%, 02/15/19	506,875
	2,000,000	Pinnacle Foods Finance LLC 9.25%, 04/01/15	2,087,500
			-----------

		3,071,250
		-----------
	Consumer Non-Cyclical - Products -- 1.85%
350,000	FGI Operating Company, Inc. 10.25%, 08/01/15	373,187
1,350,000	Libbey Glass Inc. 10.00%, 02/15/15	1,471,500
		-----------
		1,844,687
		----------
	Energy - Exploration & Production -- 5.63%
1,000,000	Encore Acquisition Company 9.50%, 05/01/16	1,127,500
500,000	Laredo Petroleum, Inc. 144A restricted, 9.50%, 02/15/19	520,625
500,000	Petrohawk Energy Corporation 7.25%, 08/15/18	515,000
1,000,000	SandRidge Energy, Inc. 144A restricted, 9.875%, 05/15/16	1,110,000
500,000	SandRidge Energy, Inc. 144A restricted, 8.00%, 06/01/18	523,750
750,000	SandRidge Energy, Inc. 144A restricted, 7.50%, 03/15/21	778,125
1,000,000	Stone Energy Corporation 8.625%, 02/01/17	1,042,500
		-----------
		5,617,500
		-----------
	Energy - Oil Field Equipment & Services -- 5.17%
1,000,000	CHC Helicopter S.A. 144A restricted, 9.25%, 10/15/20	1,030,000
1,500,000	Helix Energy Solutions Group, Inc. 144A restricted, 9.50%, 01/15/16	1,582,500
500,000	Hercules Offshore, Inc. 144A restricted, 10.50%, 10/15/17	512,500
500,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	503,125
925,000	Parker Drilling Company 9.125%, 04/01/18	994,375
500,000	Pioneer Drilling Company 9.875%, 03/15/18	537,500
		-----------
		5,160,000
		-----------
	Energy - Oil Refining & Marketing -- 2.27%
1,500,000	Tesoro Corporation 9.75%, 06/01/19	1,702,500
500,000	Western Refining, Inc. 144A restricted, 11.25%, 06/15/17	565,000
		-----------
		2,267,500
		-----------
	Financials - Consumer, Commercial & Lease Financing -- 3.11%
2,000,000	CIT Group Inc. 7.00%, 05/01/17	2,002,500
1,000,000	International Lease Finance Corporation
	144A restricted, 8.625%, 09/15/15	1,100,000
		-----------
		3,102,500
		-----------
	Healthcare - Facilities -- 4.07%
750,000	American Renal Holdings Inc. 8.375%, 05/15/18	791,250
500,000	Apria Healthcare Group Inc. 12.375%, 11/01/14	543,125
1,000,000	Apria Healthcare Group Inc. 11.25%, 11/01/14	1,077,500
1,000,000	Gentiva Health Services, Inc. 11.50%, 09/01/18	1,131,250
500,000	HealthSouth Corporation 7.25%, 10/01/18	516,875
		-----------
		4,060,000
		-----------
	Media - Broadcast -- 1.86%
675,000	Salem Communications Corporation 9.625%, 12/15/16	729,000
1,000,000	SIRIUS XM Radio Inc. 144A restricted, 8.75%, 04/01/15	1,125,000
		-----------
		1,854,000
		-----------
	Media - Cable -- 3.45%
750,000	Bresnan Broadband Holdings, LLC 144A restricted, 8.00%, 12/15/2018	791,250
1,000,000	Cablevision Systems Corporation 8.625%, 09/15/17	1,112,500
1,000,000	CCO Holdings, LLC 7.25%, 10/30/17	1,045,000
500,000	UPCB Finance III Limited 144A restricted, 6.625%, 07/01/20	490,000
		-----------
		3,438,750
		-----------
	Media - Diversified -- 1.65%
1,500,000	Media General, Inc. 11.75%, 02/15/17	1,646,250
		-----------
	Media - Printing & Publishing -- 1.03%
500,000	Deluxe Corporation 7.375%, 06/01/15	518,125
500,000	Scholastic Corporation 5.00%, 04/15/13	505,625
		-----------
		1,023,750
		-----------
	Real Estate - Development & Management -- 0.59%
500,000	CB Richard Ellis Services, Inc. 11.625%, 06/15/17	590,000
		-----------
	Services - Gaming -- 2.49%
500,000	MGM MIRAGE 5.875%, 02/27/14	477,500
1,750,000	MGM Resorts International 10.375%, 05/15/14	2,003,750
		-----------
		2,481,250
		-----------
	Services - Railroads -- 1.05%
1,000,000	Florida East Coast Railway Corp. 144A restricted, 8.125%, 02/01/17	1,043,750
		-----------
	Services - Support & Services -- 4.37%
500,000	Altegrity, Inc. 144A restricted, 10.50%, 11/01/15	530,000
530,000	GEO Group, Inc. (The) 7.75%, 10/15/17	565,113
500,000	Hertz Corporation (The) 144A restricted, 6.75%, 04/15/19	495,625
600,000	Hertz Corporation (The) 144A restricted, 7.50%, 10/15/18	621,000
1,000,000	Interactive Data Corporation 144A restricted, 10.25%, 08/01/18	1,115,000
1,000,000	Mobile Mini, Inc. 6.875%, 05/01/15	1,030,000
		-----------
		4,356,738

			-----------
		Services - Theaters & Entertainment -- 1.59%
	500,000	AMC Entertainment Inc. 8.00%, 03/01/14	505,625
	500,000	AMC Entertainment Inc. 8.75%, 06/01/19	542,500
	500,000	NAI Entertainment Holdings LLC 144A restricted, 8.25%, 12/15/17	535,000
			-----------
			1,583,125
			-----------
		Services - Transportation Excluding Air & Rail -- 0.82%
	750,000	Swift Services Holdings, Inc. 144A restricted, 10.00%, 11/15/18	813,750
			-----------
		Technology & Electronics - Electronics -- 1.03%
	1,000,000	MEMC Electronic Materials, Inc. 144A restricted, 7.75%, 04/01/19	1,023,750
			-----------
		Technology & Electronics - Software & Services -- 1.53%
	1,500,000	GXS Worldwide, Inc. 9.75%, 06/15/15	1,526,250
			-----------
		Technology & Electronics - Telecommunications Equipment -- 4.24%
	500,000	Avaya Inc. 144A restricted, 7.00%, 04/01/19	487,500
	2,000,000	CDW LLC 11.00%, 10/12/15	2,170,000
	1,500,000	CommScope, Inc. 144A restricted, 8.25%, 01/15/19	1,567,500
			-----------
			4,225,000
			-----------
		Telecommunications - Integrated & Services -- 5.28%
	1,000,000	Equinix, Inc. 8.125%, 03/01/18	1,082,500
	1,000,000	Intelsat Jackson Holdings S.A. 144A restricted, 7.25%, 04/01/19	1,001,250
	1,000,000	Windstream Corporation 144A restricted, 7.50%, 04/01/23	985,000
	2,000,000	Zayo Group, LLC 10.25%, 03/15/17	2,200,000
			-----------
			5,268,750
			-----------
		Telecommunications - Wireless -- 2.69%
	1,000,000	Digicel Group Limited 144A restricted, 12.00%, 04/01/14	1,172,500
	1,500,000	Nextel Communications, Inc. 7.375%, 08/01/15	1,505,625
			-----------
			2,678,125
			-----------
		Utility - Electric-Generation -- 2.03%
	500,000	Calpine Corporation 144A restricted, 7.875%, 07/31/20	531,250
	1,500,000	Edison Mission Energy 7.50%, 06/15/13	1,492,500
			-----------
			2,023,750
			-----------
		TOTAL NON-CONVERTIBLE BONDS (cost $82,955,136)	87,629,495
			-----------

	COMMON STOCKS -- 3.82%
		Financials - Insurance -- 0.83%
	65,000	Old Republic International Corporation	824,850
			-----------
		Financials - Real Estate -- 1.14%
	19,500	Digital Realty Trust, Inc.	1,133,730
			-----------
		Other -- 0.28%
	3,000	iShares iBoxx $ High Yield Corporate Bond Fund(2)	275,880
			-----------
		Telecommunication Services -- 1.57%
	35,000	AT&T Inc.	1,071,000
	13,000	Verizon Communications Inc.	501,020
			-----------
			1,572,020
			-----------
		TOTAL COMMON STOCKS (cost $3,499,160)	3,806,480
			-----------

	CONVERTIBLE PREFERRED STOCK -- 1.04%
		Financials - Banks -- 1.04%
	1,000	Wachovia Corporation 7.50%
		Non-Cumulative Perpetual Convertible Preferred Stock, Series L
		(cost $1,007,500)	1,035,200

			-----------

	PREFERRED STOCKS -- 0.07%
		Financials - Banks -- 0.07%
	35,000	Fannie Mae Fixed-To-Floating Rate	59,500
		Non-Cumulative Preferred Stock, Series S(3)(4)4
	10,000	Freddie Mac Fixed-to-Floating Rate	17,000
		Non-Cumulative Perpetual Preferred Stock, Series Z(4)(5)
			-----------
		TOTAL PREFERRED STOCKS (cost $986,350)	76,500
			-----------

SHORT	-TERM INVESTMENTS -- 7.44%
		Commercial Paper -- 6.32%
	$1,500,000	BMW US Capital, LLC 0.28%, 04/01/11	1,500,000
	775,000	Integrys Energy Group, Inc. 0.27%, 04/04/11	774,982
	700,000	Integrys Energy Group, Inc. 0.25%, 04/06/11	699,976
	1,500,000	Stanley Black & Decker Inc. 0.26%, 04/05/11	1,499,957
	425,000	UnitedHealth Group Incorporated 0.33%, 04/01/11	425,000
	800,000	UnitedHealth Group Incorporated 0.35%, 04/05/11	799,969
	600,000	UnitedHealth Group Incorporated 0.31%, 04/01/11	600,000
			-----------
			6,299,884

		-----------
	Variable Rate Demand Note -- 1.12%
1,116,757	American Family Financial Services, Inc. 04/01/11, 0.10%(6)	1,116,757
		-----------
	TOTAL SHORT-TERM INVESTMENTS (cost $7,416,641)	7,416,641
		-----------

	TOTAL SECURITY HOLDINGS (cost $95,864,787) -- 100.25%	99,964,316
		-----------
	OTHER LIABILITIES, NET OF ASSETS -- (0.25%)	(247,076)
		-----------
	TOTAL NET ASSETS	$99,717,240
		-----------
		-----------

(1) 3-month LIBOR plus 0.40%; such rate being reset quarterly. (2) Closed end mutual fund.

(3) The greater of (i) 7.75% per annum and (ii) 3-month LIBOR plus 4.23% per annum; such rate being reset quarterly.

(4) Non-income producing security.

(5) 8.375% per annum until December 31, 2012, thereafter the greater of (i) 7.875% per annum and (ii) 3-month LIBOR plus 4.16% per annum; such rate being reset quarterly.

(6) Subject to a demand feature as defined by the Securities and Exchange Commission. % OF NET ASSETS

As of March 31, 2011, investment cost for federal tax purposes was $95,862,231 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 5,119,895
Unrealized depreciation	(1,017,810)
-----------
Net unrealized appreciation	$ 4,102,085
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$ 3,806,480
Preferred Stocks(1)	76,500
Convertible Preferred Stock(1)	1,035,200
Level 2 -
Corporate Bonds(1)	87,629,495
Commercial Paper	6,299,884
Variable Rate Security	1,116,757
Level 3 -
None	-
-----------
Total	$99,964,316
-----------
-----------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/05/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/05/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/05/2011